Fair Value Measurement - Level 3 Analysis (Details 4) (USD $)	3 Months Ended			6 Months Ended			3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended																																						3 Months Ended	6 Months Ended		6 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2010 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2011 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2010 Derivative Receivables Net Of Payables [ Member]	Jun. 30, 2011 Level 3 [Member] Servicing Contracts [Member]	Jun. 30, 2011 Servicing Contracts [Member]	Jun. 30, 2010 Servicing Contracts [Member]	Jun. 30, 2011 Servicing Contracts [Member]	Jun. 30, 2010 Servicing Contracts [Member]	Jun. 30, 2011 Private Equity Funds [Member]	Jun. 30, 2010 Private Equity Funds [Member]	Jun. 30, 2011 Private Equity Funds [Member]	Jun. 30, 2010 Private Equity Funds [Member]	Jun. 30, 2011 Long-term Debt [Member]	Jun. 30, 2010 Long-term Debt [Member]	Jun. 30, 2011 Long-term Debt [Member]	Jun. 30, 2010 Long-term Debt [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Loan Obligations [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Collateralized Loan Obligations [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Collateralized Loan Obligations [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Collateralized Loan Obligations [Member]	Jun. 30, 2011 Collateralized Loan Obligations [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Loans Receivable [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Loans Receivable [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Reverse Mortgage [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Interest Rate Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Structured Credit Derivatives [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit Default Swap [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivatives	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Credit derivatives	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Level 3 [Member] Equity Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Loans Receivable [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Loans Receivable [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Derivatives including: interest rate, credit, foreign exchange, equity and commodity contracts	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Interest Rate Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Credit derivatives	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Credit derivatives	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Foreign Exchange Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Recurring [Member] Equity Contract [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Contract [Member]	Jun. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member] Loans Held-For-Sale [Member]	Jun. 30, 2011 Fair Value, Measurements, Nonrecurring [Member] Level 3 [Member] Loans Held-For-Sale [Member]	Dec. 31, 2010 Reverse Mortgage [Member]	Jun. 30, 2011 Trading assets Level 3 [Member] Loans Receivable [Member]	Jun. 30, 2011 Level 3 [Member] Residential and Commercial Mortgage Loans [Member]	Jun. 30, 2011 Level 3 [Member] Asset backed Security Available for Sale [Member]	Jun. 30, 2011 Level 3 [Member]
Level 3 Analysis - Supplemental Data [Abstract]
Available-for-sale securities																			$ 15,133,000,000	$ 13,470,000,000	$ 15,251,000,000	$ 13,598,000,000				$ 15,903,000,000	$ 14,287,000,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Credit Enhancement Percentage																							30.00%
Trading assets																								458,722,000,000	489,892,000,000	66,967,000,000	69,196,000,000	11,742,000,000	13,144,000,000	3,900,000,000	5,901,000,000	5,422,000,000	9,900,000,000	3,300,000,000	34,176,000,000	34,642,000,000	15,131,000,000	17,902,000,000	4,624,000,000	4,236,000,000	5,151,000,000	4,885,000,000	36,355,000,000	34,880,000,000	77,383,000,000	80,481,000,000	32,911,000,000	32,555,000,000	6,198,000,000	7,725,000,000	19,898,000,000	25,858,000,000	7,084,000,000	4,204,000,000			4,000,000,000		5,700,000,000
Percentage of level 3 assets in total Firm assets	5.00%
Fair value of assets																																																													109,800,000,000
Increase (decrease) in level 3 assets	(6,300,000,000)					(1,400,000,000)																																																	(4,400,000,000)	(3,000,000,000)		(1,400,000,000)		1,600,000,000	(4,900,000,000)
Gains (losses) on level 3 assets		702,000,000	1,986,000,000	1,203,000,000	1,209,000,000		(960,000,000)	(3,584,000,000)	(1,711,000,000)	(3,680,000,000)	777,000,000	(12,000,000)	1,682,000,000	136,000,000
Gains related to long-term structured note liabilities															$ 395,000,000	$ 632,000,000	$ 457,000,000	$ 1,035,000,000